Convertible Debentures	12 Months Ended
Jan. 31, 2021
11. Convertible Debentures
Convertible Debentures $
Balance, January 31, 2018	–
Proceeds from issuances of convertible debentures	5,000,000
Transfer of conversion component to equity	(212,209)
Debt discounts	(596,900)
Conversion to common shares	(1,500,000)
Accretion	1,078,141
Interest payments	(292,342)
Balance, January 31, 2019	3,476,690
Repayments	(3,500,000)
Debt modification	(250,000)
Accretion	331,803
Interest payments	(58,493)
Balance, January 31, 2020	–
Proceeds from issuances of convertible debentures	800,000
Transfer of conversion component to equity	(12,671)
Repayment	(200,000)
Conversion to common shares	(100,000)
Accretion	12,671

Balance, January 31, 2021	500,000

(a)

On March 2, 2018, the Company issued convertible debentures with two non-related parties totaling $5,000,000. The debentures were secured under a General Security Agreement, bore interest at 10% per annum payable quarterly and matured on March 2, 2019. The notes were convertible into common shares at a conversion price equal to $17.40 per common share. The Company issued 17,241 share purchase warrants with an exercise price of $17.40 and three year expiry as finder’s fee for the convertible debentures. The effective interest rate had been determined as 29% per annum after deducting all the loan discounts.

On October 22, 2018, $1,500,000 of the convertible debentures were settled through the issuance of 375,000 units of the Company with each unit consisting of one common share and one share purchase warrant with an exercise price of $6.00 and three year expiry. The common shares issued were valued at $4.30 per share and warrants issued were valued at $2.60 per warrant for total value of $2,600,856. The fair value of warrants was calculated using volatility of 110%, interest-free rate of 2.30%, nil expected dividend yield and expected life of 3 years. The Company considered the settlement to be an extinguishment of the $1,500,000 of the convertible debentures and recorded a loss on extinguishment of debentures of $1,240,773 during the year ended January 31, 2019.

On October 22, 2018, the Company modified the conversion price on the remainder of the convertible debentures, totaling $3,500,000, to $4.20 per common share. The Company did not consider the modification to be an extinguishment of the $3,500,000 of the convertible debentures.

On March 2, 2019, the Company repaid $750,000 of the convertible debentures and extended the maturity of the remainder of the convertible debentures to June 2, 2019 for an extension fee of $250,000. The Company considered the extension to be a modification of the convertible debentures. The effective interest rate for the remaining terms of the convertible debentures had been determined as 46% per annum.

On May 16, 2019, the Company issued 59,524 common shares pursuant to the conversion of $250,000 of the Company convertible debentures (Note 12(o)).  On the same date, the Company repaid the remaining principal amount of the convertible debentures of $2,500,000.  Interest accretion expense on convertible debentures for the years ended January 31, 2020 and 2019 was $380,754 and $1,078,141, respectively.

(b)

On September 4, 2020, the Company issued an unsecured convertible debenture with a non-related party for $500,000. The debenture bears interest at 8% per annum and matures on December 3, 2020 (amended to May 3, 2022 on April 1, 2021). The note is convertible into common shares at a conversion price equal to $1.15 per common share.

On September 23, 2020, the Company issued an unsecured convertible debenture with a non-related party for $200,000. The debenture bears interest at 8% per annum and matures on December 22, 2020. The note is convertible into common shares at a conversion price equal to $1.15 per common share. The principal and accrued interest was repaid in full on November 1, 2020.

On September 25, 2020, the Company issued an unsecured convertible debenture with a non-related party for $100,000. The debenture bears interest at 8% per annum and matures on December 24, 2020. The note is convertible into common shares at a conversion price equal to $1.15 per common share. On January 14, 2021, 89,034 common shares were issued pursuant to the conversion of the outstanding principal and accrued interest on this convertible debenture totalling $102,389 (Note 12(g)).

The convertible debentures contain no financial covenants. The liability components of the convertible debentures were determined by using discounted cash flows to measure the fair values of similar liabilities that exclude convertibility features. The effective interest rates for the above convertible debentures have been determined as 14.4% per annum after deducting all the loan discounts. Accretion expense on convertible debentures for the year ended January 31, 2021 was $12,671 (2020 - $380,754).

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